Lease - Future lease payments and lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Maturities of operating lease liabilities
For the year ending December 31, 2024	¥ 369,780
2025	311,439
2026	281,321
2027	272,654
2028	271,791
Thereafter	695,348
Total undiscounted lease payment	2,202,333
Less: imputed interest	(323,434)
Present value of lease liabilities	¥ 1,878,899	¥ 2,125,000